Pledged Assets (Tables)	12 Months Ended
Mar. 31, 2013
Assets Pledged as Collateral for Short-Term Debt and Guarantees for Debt

At March 31, 2013 and 2012, assets pledged as collateral for short-term debt and guarantees for debt are as follows:

	Millions of yen
	2013	2012
Cash and cash equivalents	¥3	¥2
Other current assets	1,682	2,279
Property, plant and equipment – less accumulated depreciation and amortization	788	—

Total	¥2,473	¥2,281

The above assets were pledged against the following liabilities:

	Millions of yen
	2013	2012
Appearing in the consolidated balance sheets as:
Short-term debt	¥788	—
Guarantees for debt	1,685	¥2,281

Total	¥2,473	¥2,281